Microsoft Word 10.0.4219;
                                      UNITED STATES
                            SECURITIES AND EXCHANGE COMMISSION
                                  WASHINGTON, D.C. 20549


                                        FORM 24F-2
                             Annual Notice of Securities Sold
                                  Pursuant to Rule 24f-2

--------------------------------------------------------------------------------
1.   Name and address of Issuer:

            ICON Funds
            5299 DTC Boulevard, Suite 1200
            Greenwood Village, CO  80111

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the Issuer, check the box but do not list series or classes):

--------------------------------------------------------------------------------
3.   Investment Company Act File Number:

            811-07883

     Securities Act File Number:

            333-14927

--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

            September 30, 2002

--------------------------------------------------------------------------------
4(b).

[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note:If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c).

[  ] Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. Calculation of registration fee:

   (i)    Aggregate sale price of securities
          sold during the fiscal year
          pursuant to section 24(f):                           $2,225,570,443.27

   (ii)   Aggregate price of securities
          redeemed or repurchased during
          the fiscal year:                                     $1,820,292,277.68

   (iii)  Aggregate price of securities
          redeemed or repurchased during
          any prior fiscal year ending no
          earlier than October 11, 1995 that
          were not previously used to reduce
          registration fees payable to the
          Commission:                                                      $0.00

   (iv)   Total available redemption credits
          [add Items 5(ii) and 5(iii):                         $1,820,292,277.68

   (v)    Net sales - if Item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                                       $405,278,165.59

   (vi)   Redemption credits available for use
          in future years --if Item 5(i) is
          less than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:                                      $0.00

   (vii)  Multiplier for determining registration
          fee (See Instruction  C.9):                                   x0.00092
                                                                ----------------

   (viii) Registration fee due [multiply Item 5(v)
          by Item 5 (viii)](enter "0" if no fee is due:              =$37,285.59
                                                                ----------------
                                                                ----------------
--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________ . If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the same issuer in future fiscal years, then state that number here: _____________.

--------------------------------------------------------------------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$--------------

--------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                =$--------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment will be sent to the Commission's lockbox depository:


     Method of Delivery:

             [x]     Wire Transfer
             [ ]     Mail or other means

--------------------------------------------------------------------------------
                                   SIGNATURES

This report has been signed below by the following persons on behalf of the Issuer and in the capacities and on the dates indicated:

By (Signature and Title)*        /s/ Erik L. Jonson
                                 -----------------------------------------------
                                 Erik L. Jonson
                                 Vice President and Chief Financial Officer

Date:  December 26, 2002